Stockholders Equity (Details 1)	9 Months Ended
Sep. 30, 2025 $ / shares
Bottom [Member]
Derived service period	6 months 3 days
Risk-free interest rate	3.65%
Stock price at valuation date	$ 5.89
Expected average volatility	108.50%
First Capitalization Thresholder per share price	$ 6.85
Second Capitalization Thresholder per share price	8.56
Third Capitalization Thresholder per share price	11.42
Fourth Capitalization Thresholder per share price	$ 14.27
Top [Member]
Derived service period	9 months 10 days
Risk-free interest rate	3.97%
Stock price at valuation date	$ 12.00
Expected average volatility	151.00%
First Capitalization Thresholder per share price	$ 14.28
Second Capitalization Thresholder per share price	19.02
Third Capitalization Thresholder per share price	23.82
Fourth Capitalization Thresholder per share price	$ 28.56